Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 16, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016,

AS REVISED MARCH 21, 2016, AS PREVIOUSLY SUPPLEMENTED

DECEMBER 6, 2016 AND MARCH 24, 2016 OF:

PowerShares S&P International Developed Quality Portfolio

Important Notice Regarding a Change to the Unitary Management Fee

of the PowerShares S&P International Developed Quality Portfolio (the “Fund”)

At a meeting held on December 15, 2016, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II approved a reduction in the annual unitary management fee of the Fund to 0.29% of the Fund’s average daily net assets. The reduced fee will become effective on January 1, 2017.

PowerShares S&P International Developed Quality Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 16, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016,

AS REVISED MARCH 21, 2016, AS PREVIOUSLY SUPPLEMENTED

DECEMBER 6, 2016 AND MARCH 24, 2016 OF:

PowerShares S&P International Developed Quality Portfolio

Important Notice Regarding a Change to the Unitary Management Fee

of the PowerShares S&P International Developed Quality Portfolio (the “Fund”)

At a meeting held on December 15, 2016, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II approved a reduction in the annual unitary management fee of the Fund to 0.29% of the Fund’s average daily net assets. The reduced fee will become effective on January 1, 2017.